INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)					12 Months Ended
	Jul. 20, 2023	Feb. 08, 2022	Feb. 08, 2022	Jan. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit							$ 8.74
Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants				$ 11.50
Additional purchased units	9,122,682				9,122,682
Gross proceeds		$ 15,000,000				$ 115,000,000
Expiration term					5 years
IPO [Member] | Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Number Of shares issued per unit				10,000,000
Purchase price, per unit				$ 10.00
Over-Allotment Option [Member] | Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 10.00	$ 10.00
Additional purchased units			1,500,000